Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2017	2016	2015
Balance at January 1	$11,368.0	$10,039.0	$8,857.4
Less reinsurance recoverables on unpaid losses	1,801.0	1,442.7	1,185.9
Net balance at January 1	9,567.0	8,596.3	7,671.5
Net loss and loss adjustment reserves (disposed) acquired[1]	0	(2.5)	222.4
Total beginning reserves	9,567.0	8,593.8	7,893.9
Incurred related to:
Current year	18,782.1	16,967.1	14,657.1
Prior years	25.9	(87.5)	(315.1)
Total incurred	18,808.0	16,879.6	14,342.0
Paid related to:
Current year	12,201.5	11,149.0	9,577.3
Prior years	5,256.7	4,757.4	4,062.3
Total paid	17,458.2	15,906.4	13,639.6
Net balance at December 31	10,916.8	9,567.0	8,596.3
Plus reinsurance recoverables on unpaid losses	2,170.1	1,801.0	1,442.7
Balance at December 31	$13,086.9	$11,368.0	$10,039.0
[1] During 2016, $2.5 million net reserves were disposed by ARX in an exchange transaction (see Note 16 – Goodwill and Intangible Assets for further discussion). During 2015, $222.4 million net reserves were acquired in the ARX acquisition.

Short-duration Insurance Contracts, Claims Development
The following tables show incurred and paid claims development, net of reinsurance, by accident year. Only 2017 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$3,506.0	$3,520.9	$3,518.2	$3,528.0	$3,484.2	$0	696,624
2014		3,702.1	3,627.7	3,633.2	3,654.4	50.9	701,787
2015			3,774.9	3,773.8	3,798.8	59.2	704,990
2016				4,082.9	4,130.0	158.7	738,563
2017					4,474.8	679.6	765,553
				Total	$19,542.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$1,684.0	$2,794.1	$3,173.1	$3,362.9	$3,437.6
2014		1,809.0	2,868.1	3,284.5	3,482.3
2015			1,793.1	2,976.0	3,416.5
2016				1,941.6	3,231.5
2017					2,074.0
				Total	$15,641.9
	All outstanding liabilities before 2013, net of reinsurance[1]				55.2
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,955.5
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$2,014.0	$2,001.4	$2,000.1	$1,999.4	$2,001.1	$0	1,347,920
2014		2,107.5	2,090.3	2,089.9	2,088.0	(3.3)	1,374,666
2015			2,136.8	2,137.2	2,134.4	(2.6)	1,336,268
2016				2,423.4	2,398.9	(12.1)	1,398,371
2017					2,635.5	(101.8)	1,496,298
				Total	$11,257.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$1,952.7	$2,003.9	$2,002.0	$2,001.3	$2,000.8
2014		2,078.8	2,091.6	2,090.6	2,090.7
2015			2,106.2	2,138.1	2,134.4
2016				2,391.0	2,406.9
2017					2,599.8
				Total	$11,232.6
	All outstanding liabilities before 2013, net of reinsurance[1]				0.9
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$26.2
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$2,619.4	$2,621.8	$2,615.8	$2,649.8	$2,612.9	$0	550,166
2014		2,946.8	2,887.4	2,898.1	2,913.6	38.2	592,185
2015			3,330.5	3,328.3	3,354.2	48.6	659,102
2016				3,819.0	3,843.9	143.0	733,195
2017					4,209.5	598.6	761,280
				Total	$16,934.1
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$1,252.0	$2,085.1	$2,375.5	$2,521.3	$2,577.8
2014		1,413.0	2,278.0	2,624.2	2,780.0
2015			1,545.2	2,615.0	3,021.0
2016				1,780.6	2,991.1
2017					1,912.6
				Total	$13,282.5
	All outstanding liabilities before 2013, net of reinsurance[1]				33.5
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$3,685.1
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$1,653.7	$1,635.6	$1,634.6	$1,633.4	$1,635.0	$0	1,367,341
2014		1,889.3	1,862.2	1,861.7	1,859.2	(3.2)	1,471,016
2015			2,110.7	2,097.7	2,093.5	(3.0)	1,539,790
2016				2,521.0	2,475.4	(14.3)	1,675,405
2017					2,750.6	(145.3)	1,779,665
				Total	$10,813.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$1,612.9	$1,638.2	$1,636.2	$1,635.3	$1,635.0
2014		1,874.6	1,864.1	1,862.7	1,861.8
2015			2,094.7	2,100.1	2,094.7
2016				2,505.0	2,485.8
2017					2,742.1
				Total	$10,819.4
	All outstanding liabilities before 2013, net of reinsurance[1]				0.1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$(5.6)
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$864.2	$864.6	$865.4	$865.0	$840.8	$0	78,075
2014		822.5	795.4	820.3	823.0	15.9	74,724
2015			897.6	911.1	914.8	23.7	77,807
2016				1,185.8	1,204.8	63.1	92,196
2017					1,374.1	219.2	94,992
				Total	$5,157.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$233.3	$509.4	$659.1	$752.5	$802.6
2014		234.0	438.7	610.0	715.3
2015			238.4	501.5	675.0
2016				298.6	639.9
2017					325.8
				Total	$3,158.6
	All outstanding liabilities before 2013, net of reinsurance[1]				28.5
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$2,027.4
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$256.2	$254.2	$254.5	$253.7	$254.2	$0	62,673
2014		240.3	239.7	238.6	238.0	(0.5)	59,622
2015			274.4	274.1	273.5	(0.1)	62,593
2016				379.6	379.8	(0.9)	74,217
2017					415.4	(5.7)	77,767
				Total	$1,560.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$239.4	$253.1	$253.9	$253.7	$253.8
2014		224.6	238.3	237.7	237.9
2015			248.5	271.9	272.0
2016				336.7	376.9
2017					369.0
				Total	$1,509.6
	All outstanding liabilities before 2013, net of reinsurance[1]				0.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$51.7
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2017
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$307.3	$283.3	$254.3	$254.1	$253.9	$2.5	30,600
2014		415.5	389.1	379.7	376.3	3.6	40,984
2015			460.0	416.5	403.6	11.5	41,957
2016				568.6	541.2	24.8	53,323
2017					672.8	99.7	64,487
				Total	$2,247.8
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017
2013	$185.1	$234.2	$244.9	$249.5	$250.5
2014		269.2	351.5	365.9	370.3
2015			280.3	372.8	383.5
2016				415.2	498.2
2017					506.7
				Total	$2,009.2
	All outstanding liabilities before 2013, net of reinsurance[1]				7.2
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$245.8
[1] Required supplementary information (unaudited)

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2017	2016
Net outstanding liabilities
Personal Lines
Agency, Liability	$3,955.5	$3,555.9
Agency, Physical Damage	26.2	30.1
Direct, Liability	3,685.1	3,219.1
Direct, Physical Damage	(5.6)	11.2
Commercial Lines
Liability	2,027.4	1,675.3
Physical Damage	51.7	46.6
Property	245.8	224.7
Other business	43.7	37.1
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	10,029.8	8,800.0
Reinsurance recoverable on unpaid claims
Personal Lines
Agency, Liability	769.8	724.5
Agency, Physical Damage	0	0
Direct, Liability	838.1	724.3
Direct, Physical Damage	0	0
Commercial Lines
Liability	105.1	59.5
Physical Damage	0.1	0
Property	243.8	132.7
Other business	200.9	154.9
Total reinsurance recoverable on unpaid claims	$2,157.8	$1,795.9
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	887.0	767.0
Reinsurance recoverable on unpaid claims	12.3	5.1
Total gross liability for unpaid claims and claim adjustment expense	$13,086.9	$11,368.0

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following table shows the average historical claims duration as of December 31, 2017:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	47.6%	30.8%	11.3%	5.4%	2.1%
Agency, Physical Damage	98.9%	1.3%	(0.1)%	0%	0%
Direct, Liability	46.7%	31.3%	11.7%	5.5%	2.2%
Direct, Physical Damage	100.1%	0%	(0.2)%	(0.1)%	0%
Commercial Lines
Liability	25.8%	28.7%	19.2%	11.9%	6.0%
Physical Damage	90.9%	7.9%	0%	0%	0%
Property	73.7%	19.5%	3.5%	1.4%	0.4%